Share capital - Warrants outstanding (Details) - Warrants	3 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 3 months 14 days
Number of warrants outstanding | shares	7,158,021	7,158,021	7,402,021	15,070,883
Non-Transferable Warrants $4.00 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	8 months 8 days
Number of warrants outstanding | shares	1,559,765	1,559,765
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 4.00
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 10 months 17 days
Number of warrants outstanding | shares	1,096,988	1,096,988
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.00
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price		24.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	1 year 4 months 9 days
Number of warrants outstanding | shares	4,501,268	4,501,268